Shareholder Fees {- FundsManager 60% Portfolio}	May 27, 2022 USD ($)
02.28 VIP FundsManager Funds Service, Service 2 Combo PRO-13 | FundsManager 60% Portfolio
Shareholder Fees:
(fees paid directly from your investment)